Related Party Transactions (Details) - USD ($)			1 Months Ended		6 Months Ended
	Aug. 12, 2021	Apr. 12, 2021	Aug. 23, 2021	Apr. 12, 2021	Sep. 30, 2021	Apr. 20, 2021
Related Party Transactions (Details) [Line Items]
Additional private sale units (in Shares)			18,348
Gross proceeds			$ 183,480		$ 2,762,500
Principal amount received						$ 300,000
Outstanding under note					0
General and administrative services				$ 10,000	$ 10,000
Aggregate amount				2,762,500
Accrued offering cost		$ 75,000		75,000
Loan amount		$ 300,000		$ 300,000
Proposed Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 11.5			$ 11.5
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)				295,000
Aggregate amount				$ 2,950,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchased shares (in Shares)		1,437,500		1,437,500
Aggregate price		$ 25,000		$ 25,000
Aggregate shares (in Shares)	276,250			276,250
Price per unit (in Dollars per share)		$ 10		$ 10